Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS

Note 22: - operating segments

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software technology) and IT professional services. The Company’s chief operating decision maker is the Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of material accounting policies.

Headquarters’ general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2021
Total revenues	$95,589	$384,736	-	$480,325
Expenses	74,863	347,712	5,627	428,202

Operating income (loss)	$20,726	$37,024	$(5,627)	$52,123

Depreciation and amortization	$10,619	$8,846	$372	$19,837

2022
Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2023

Total revenues	$92,906	$442,146	$-	$535,052
Expenses	71,863	400,949	5,132	477,944

Operating income (loss)	$21,043	$41,197	$(5,132)	$57,108

Depreciation and amortization	$9,717	$10,432	$404	$20,553

c.	The Company’s business is divided into the following geographic areas: United States, Israel, Europe, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
United States	$254,342	$308,485	$250,842
Israel	180,462	205,258	214,129
Europe	30,085	39,247	55,180
Japan	11,443	10,121	10,847
Other	3,993	3,681	4,054

Total revenues	$480,325	$566,792	$535,052

d.	The Company’s long-lived assets are located as follows:

	December 31,
	2021	2022	2023
United States	$76,369	$82,325	$77,120
Israel	138,071	148,819	158,144
Europe	4,423	7,885	7,596
Japan	5,543	4,696	4,222
Other	2,939	2,905	3,347

	$227,345	$246,630	$250,429

e.	The Company does not allocate its assets or liabilities to its reportable segments; accordingly, asset or liabilities information by reportable segments is not presented.

f.	In 2022 and 2023, the Company had one major customer, included in the IT professional services segment, which accounted for 15% and 11.2% of the Company revenues, respectively.